Segment Report (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segment

Because the Company operates in one reportable segment, consolidated net revenues, operating loss, net loss, and total assets as presented in the consolidated financial statements represent segment results.

	For the year ended December 31, 2025	Predecessor From January 1 to September 24, 2024	Successor From September 25 to December 31, 2024
Gross profit (loss)	$2,342	$-	$(1,607)
Less:
Professional fees	147,694	243,057	116,652
Payroll expense	2,008,394	334,644	578,100
Selling, general and administrative expenses	931,279	76,872	26,462
Interest (income) expense, net	19,166	67	(10,030)
Depreciation and amortization	300,000	-	150,000
Impairment loss on Intellectual property	2,550,000	-	-
Loss on investment	500,000	-	-
Gain on debt settlement	(175,000)	-	-
Other income	(1,000)	-	-
Segment net loss	(6,278,191)	(654,640)	(862,791)
Reconciliation of profit or loss	-	-	-
Adjustments and reconciling items	-	-	-
Consolidated net loss	$(6,278,191)	$(654,640)	$(862,791)